Acquisitions and Dispositions (Schedule of Results of Operations of Disposal Groups Reported As Discontinued Operations) (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense (benefit)		$ 38		$ 32		$ 94		$ 132
Net income attributable to Dominion Energy		168		212		449		623
East Ohio Transaction | Enbridge
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		235		222		547		532
Operating expense		153		145		369		363
Other income (expense)		7		7		15		14
Interest and related charges		17		6		32		9
Income (loss) before income taxes		72		78		161		174
Income tax expense (benefit)		6		10		19		24
Net income attributable to Dominion Energy		66	[1]	68	[2]	142	[1]	150	[2]
PSNC Transaction | Enbridge
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		120		111		446		446
Operating expense		98		88		306		312
Other income (expense)		3		1		5		3
Interest and related charges		12		10		25		19
Income (loss) before income taxes		13		14		120		118
Income tax expense (benefit)		2		2		26		25
Net income attributable to Dominion Energy		11	[1]	12	[2]	94	[1]	93	[2]
Questar Gas Transaction | Enbridge
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		271		213		1,001		732
Operating expense		233		170		812		558
Other income (expense)		2				3
Interest and related charges		17		10		33		20
Income (loss) before income taxes		23		33		159		154
Income tax expense (benefit)		3		5		32		31
Net income attributable to Dominion Energy		20	[1]	28	[2]	127	[1]	123	[2]
Other | Tredegar Solar Fund I, LLC | Spruce Power
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		2		1		3		3
Operating expense		19		$ 1		22		$ 3
Interest and related charges		1				1
Income (loss) before income taxes		(18)				(20)
Income tax expense (benefit)		(4)				(5)
Net income attributable to Dominion Energy	[1]	$ (14)				$ (15)

[1]	Excludes $5 million and $(4) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three and six months ended June 30, 2023, respectively.
[2]	Excludes $(9) million and $(13) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three and six months ended June 30, 2022, respectively.